LEASES - Amounts recognized in profit or loss (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense of right-of-use assets	$ 3,205	$ 2,411	$ 5,371	[1]	$ 4,636	[1]	$ 3,983	[1]
Gain on lease modification(a)					(205)		(6)
Interest expense	1,299	1,132	2,425	[1]	1,217	[1]	817	[1]
Expenses relating to variable payment leases	193	284	639		610
Expense relating to short-term leases	159	316	527		351		372
Total	4,856	4,143	8,962		6,609		5,166
Total cash outflow for leases	$ 3,900	$ 2,800	6,300		$ 5,400		$ 5,400
Leasehold land | Investment property
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense of right-of-use assets			200
Interest expense			$ 100

[1]	Depreciation expense of right-of-use asset of approximately $0.2 million and interest expense of approximately $0.1 million was related to the leasehold land included in the investment properties. See Note 12.